Income Taxes (Details) (USD $)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
New York City unincorporated business tax rate (in hundredths)								4.00%	4.00%	4.00%
Earnings (loss) before income taxes [Abstract]
United States								$ 177,347,000	$ (120,159,000)	$ 382,463,000
Foreign								25,018,000	(88,310,000)	83,159,000
Income (loss) before income taxes					(540,200,000)			202,365,000	(208,469,000)	465,622,000
Income tax expense [Abstract]
Partnership UBT								2,626,000	8,737,000	10,363,000
Corporate subsidiaries [Abstract]
Federal								2,367,000	10,600,000	2,570,000
State and local								541,000	1,772,000	1,401,000
Foreign								8,852,000	11,411,000	25,144,000
Current tax expense								14,386,000	32,520,000	39,478,000
Deferred tax (benefit) expense								(622,000)	(29,422,000)	(955,000)
Income tax (benefit) expense	9,564,000		(5,700,000)	5,838,000	(20,300,000)	20,731,000	12,541,000	13,764,000	3,098,000	38,523,000
Income tax reconciliation [Abstract]
UBT statutory rate		5,700,000						8,095,000	(8,339,000)	18,625,000
Corporate subsidiaries' federal, state, local and foreign income taxes								12,548,000	2,998,000	25,544,000
Effect of ASC 740 adjustments, miscellaneous taxes, and other								(9,665,000)	2,560,000	1,445,000
Income not taxable resulting from use of UBT business apportionment factors and effect of compensation charge								2,786,000	5,879,000	(7,091,000)
Income tax (benefit) expense	9,564,000		(5,700,000)	5,838,000	(20,300,000)	20,731,000	12,541,000	13,764,000	3,098,000	38,523,000
Effective income tax rate reconciliation [Abstract]
UBT statutory rate (in hundredths)								4.00%	4.00%	4.00%
Corporate subsidiaries' federal, state, local and foreign income taxes (in hundredths)								6.20%	(1.40%)	5.50%
Effect of ASC 740 adjustments, miscellaneous taxes, and other (in hundredths)								(4.80%)	(1.30%)	0.30%
Income not taxable resulting from use of UBT business apportionment factors and effect of compensation charge (in hundredths)								1.40%	(2.80%)	(1.50%)
Effective income tax rate (in hundredths)					3.80%			6.80%	(1.50%)	8.30%
Income tax expenses increased (decreased)								10,700,000	35,400,000
Income tax expenses increased (decreased) (in hundredths)								344.30%	92.00%
Long-term incentive compensation charge					587,131,000			0	587,131,000	0
Estimated effective income tax rate (in hundredths)									7.10%
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of beginning of period						3,672,000	4,028,000	4,028,000	5,326,000	7,365,000
Additions for prior year tax positions								158,000	190,000	0
Reductions for prior year tax positions								0	0	0
Additions for current year tax positions								918,000	761,000	823,000
Reductions for current year tax positions								0	0	0
Reductions related to closed years/settlements with tax authorities								(1,432,000)	(2,249,000)	(2,862,000)
Balance as of end of period		3,672,000			4,028,000			3,672,000	4,028,000	5,326,000
Total amount of interest expense (credit) recorded in income tax expense								(300,000)	(200,000)	(100,000)
Accrued interest recorded on the consolidated statements of financial condition		200,000			500,000			200,000	500,000	700,000
Accrued penalties recorded on the consolidated statements of financial condition		0			0			0	0	0
Number of domestic corporate subsidiaries audited		5						5
Number of domestic corporate subsidiaries audit closed during the period		2						2
Number of domestic corporate subsidiaries audit settled during the period		1						1
Examination was settled resulting in a tax payment								200,000
Minimum years that remain open and may be subject to examination vary under local law								1 year
Maximum years that remain open and may be subject to examination vary under local law								7 years
Deferred tax asset [Abstract]
Benefits from net operating loss carryforwards		15,352,000			5,138,000			15,352,000	5,138,000
Long-term incentive compensation plans		28,340,000			35,716,000			28,340,000	35,716,000
Other, primarily accrued expenses deductible when paid		12,825,000			14,398,000			12,825,000	14,398,000
Deferred tax asset		56,517,000			55,252,000			56,517,000	55,252,000
Less: valuation allowance		(12,789,000)			(5,138,000)			(12,789,000)	(5,138,000)
Deferred tax asset		43,728,000			50,114,000			43,728,000	50,114,000
Deferred tax liability [Abstract]
Intangible assets		6,971,000			14,325,000			6,971,000	14,325,000
Translation adjustment		8,655,000			9,413,000			8,655,000	9,413,000
Other, primarily undistributed earnings of certain foreign subsidiaries		0			330,000			0	330,000
Deferred tax liability		15,626,000			24,068,000			15,626,000	24,068,000
Net deferred tax asset (liability)		28,102,000			26,046,000			28,102,000	26,046,000
NOL carryforwards in certain foreign locations		73,700,000						73,700,000
Accumulated undistributed earnings		619,900,000						619,900,000
Additional taxes provided due to existing income tax rate		$ 24,100,000						$ 24,100,000